EQUITY (Details Narrative) - USD ($)					12 Months Ended
	Sep. 19, 2022	Mar. 18, 2022	Oct. 15, 2021	Aug. 20, 2013	Mar. 31, 2024	May 15, 2023
Class of Stock [Line Items]
Reverse stock split		35-for-1 stock split	10,000 for 1 stock split
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Interest Payable, Current	$ 147,130				$ 147,130
Securities Purchase Agreement [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	449,977				449,977
Securities Purchase Agreement [Member] | Series B Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Unissued						66,667
Ms Fan Zhou [Member]
Class of Stock [Line Items]
Number of shares issued, value				$ 75